Trade receivables, Summary (Details) - MXN ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Trade receivables [Abstract]
Total trade receivables	$ 325,991	$ 268,600
Contract assets	489,974	67,765
Allowance for doubtful accounts	(119,124)	(28,612)	$ (25,975)
Trade receivables, net	$ 696,841	307,753
Percentage of increase in revenue from maritime division	61.00%
Maritime [Member] | Offshore Vessels [Member]
Trade receivables [Abstract]
Total trade receivables	$ 193,395	180,827
Maritime [Member] | Parcel Tankers [Member]
Trade receivables [Abstract]
Total trade receivables	59,178	10,697
Maritime [Member] | Shipping Agencies [Member]
Trade receivables [Abstract]
Total trade receivables	1,615	1,786
Maritime Infrastructure [Member]
Trade receivables [Abstract]
Total trade receivables	16,771	33,328
Ports, Terminals and Logistics [Member] | Port Services [Member]
Trade receivables [Abstract]
Total trade receivables	127	371
Ports, Terminals and Logistics [Member] | Repair of Containers [Member]
Trade receivables [Abstract]
Total trade receivables	8,581	6,971
Ports, Terminals and Logistics [Member] | Automotive Services [Member]
Trade receivables [Abstract]
Total trade receivables	2,798	1,291
Warehousing and Other Businesses [Member] | Warehousing [Member]
Trade receivables [Abstract]
Total trade receivables	41,827	31,631
Warehousing and Other Businesses [Member] | Other Businesses [Member]
Trade receivables [Abstract]
Total trade receivables	$ 1,699	$ 1,698